Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
SaaS/PaaS services
Total revenues	$ 82,249,571	$ 68,600,378	$ 41,449,420
Real-Time Engagement Services [Member]
SaaS/PaaS services
Total revenues	13,065,501	14,841,071	15,344,241
SMS Services [Member]
SaaS/PaaS services
Total revenues	17,085,803	16,429,769	5,959,759
CDN services [Member]
SaaS/PaaS services
Total revenues	2,773,165
SaaS/PaaS Services [Member]
SaaS/PaaS services
Total revenues	32,924,469	31,270,840	21,304,000
Customized Platform Development Services [Member]
SaaS/PaaS services
Total revenues	10,460,478	10,284,571
Software License And Other Cloud Related Services [Member]
SaaS/PaaS services
Total revenues	5,226,520	1,912,252	2,657,900
Cloud Related Services [Member]
SaaS/PaaS services
Total revenues	15,686,998	12,196,823	2,657,900
AI Solution Services [Member]
SaaS/PaaS services
Total revenues	33,638,104	25,132,715	17,487,520
Services [Member] | Transferred over time [Member]
SaaS/PaaS services
Total revenues	31,910,013	27,955,419	18,217,045
Services [Member] | Transferred at a point in time [Member]
SaaS/PaaS services
Total revenues	14,797,126	11,956,134	2,387,548
Product [Member[ | Transferred at a point in time [Member]
SaaS/PaaS services
Total revenues	$ 35,542,432	$ 28,688,825	$ 20,844,827